Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.2%
Selamat Sempurna Tbk PT	8,216,400	$910,124

Banks — 48.7%
Bank Aladin Syariah Tbk PT(a)	22,048,800	1,234,733
Bank BTPN Syariah Tbk PT	9,097,600	652,228
Bank Bukopin Tbk PT(a)	86,472,342	292,676
Bank Central Asia Tbk PT	140,745,990	80,080,574
Bank Jago Tbk PT(a)	11,907,900	1,771,499
Bank Mandiri Persero Tbk PT	91,792,320	33,289,913
Bank Negara Indonesia Persero Tbk PT	40,593,016	11,014,872
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,676,876	974,378
Bank Rakyat Indonesia Persero Tbk PT	170,472,054	45,693,193
Bank Tabungan Negara Persero Tbk PT	19,744,326	1,490,719
		176,494,785
Broadline Retail — 3.5%
Bukalapak.com PT Tbk(a)	165,243,500	1,326,639
GoTo Gojek Tokopedia Tbk PT(a)	2,254,687,300	9,065,133
Mitra Adiperkasa Tbk PT	27,833,900	2,177,837
		12,569,609
Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	28,387,300	1,877,929
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		1,877,929
Chemicals — 4.6%
Barito Pacific Tbk PT	82,024,752	5,389,339
Chandra Asri Pacific Tbk PT	17,844,652	10,075,365
ESSA Industries Indonesia Tbk PT	23,451,700	1,112,994
		16,577,698
Construction & Engineering — 0.2%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	572,573

Construction Materials — 1.1%
Berkah Beton Sadaya Tbk PT(a)	64,732,500	179,259
Indocement Tunggal Prakarsa Tbk PT	4,129,244	1,647,765
Semen Indonesia Persero Tbk PT	10,977,941	2,357,724
		4,184,748
Consumer Finance — 0.4%
BFI Finance Indonesia Tbk PT	23,084,400	1,441,887

Consumer Staples Distribution & Retail — 2.5%
Midi Utama Indonesia Tbk PT, NVS	28,958,400	712,822
Sumber Alfaria Trijaya Tbk PT	50,364,000	8,213,206
		8,926,028
Diversified Telecommunication Services — 5.2%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	56,995,900	2,421,450
Telkom Indonesia Persero Tbk PT	91,357,190	16,295,316
		18,716,766
Electronic Equipment, Instruments & Components — 0.2%
Metrodata Electronics Tbk PT	19,207,600	650,103

Food Products — 5.1%
Astra Agro Lestari Tbk PT	992,200	358,718
Charoen Pokphand Indonesia Tbk PT	20,869,025	6,678,088
Indofood CBP Sukses Makmur Tbk PT	6,905,554	4,143,332
Indofood Sukses Makmur Tbk PT	12,837,130	4,642,161
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT(a)	19,375,300	1,633,487
Sawit Sumbermas Sarana Tbk PT	11,340,700	725,805

Security	Shares	Value

Food Products (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	3,220,700	$353,782
		18,535,373
Gas Utilities — 0.9%
Perusahaan Gas Negara Tbk PT	33,966,607	3,306,027

Health Care Providers & Services — 0.6%
Medikaloka Hermina Tbk PT	17,980,900	1,416,342
Metro Healthcare Indonesia TBK PT(a)	68,959,900	364,957
Mitra Keluarga Karyasehat Tbk PT	2,914,500	518,332
		2,299,631
Household Products — 1.3%
Unilever Indonesia Tbk PT	24,226,020	4,660,294

Industrial Conglomerates — 3.3%
Astra International Tbk PT	45,435,030	12,018,046

Insurance — 0.3%
Panin Financial Tbk PT(a)	55,575,778	1,177,472

Marine Transportation — 0.4%
Transcoal Pacific Tbk PT	2,994,300	1,345,331

Media — 0.5%
Elang Mahkota Teknologi Tbk PT	38,370,200	1,002,825
Surya Citra Media Tbk PT	98,131,700	905,831
		1,908,656
Metals & Mining — 6.0%
Amman Mineral Internasional PT(a)	17,595,284	13,074,651
Aneka Tambang Tbk	27,480,554	2,480,527
Bumi Resources Minerals Tbk PT(a)	167,514,600	1,598,918
Merdeka Copper Gold Tbk PT(a)	28,585,506	4,753,083
		21,907,179
Oil, Gas & Consumable Fuels — 6.1%
Adaro Energy Indonesia Tbk PT	40,444,639	6,894,255
AKR Corporindo Tbk PT	26,470,700	2,606,346
Bukit Asam Tbk PT	13,905,900	2,137,784
Bumi Resources Tbk PT(a)	324,390,700	1,821,233
Harum Energy Tbk PT(a)	9,476,500	816,437
Indika Energy Tbk PT	6,941,300	610,834
Indo Tambangraya Megah Tbk PT	1,392,800	2,140,627
Medco Energi Internasional Tbk PT	22,598,886	1,953,336
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	2,225,996	3,023,930
		22,004,782
Paper & Forest Products — 1.8%
Indah Kiat Pulp & Paper Tbk PT	7,310,400	4,104,693
Pabrik Kertas Tjiwi Kimia Tbk PT	4,450,500	2,369,035
		6,473,728
Personal Care Products — 0.4%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	32,270,337	1,409,966

Pharmaceuticals — 1.5%
Kalbe Farma Tbk PT	60,641,585	5,560,367

Real Estate Management & Development — 1.9%
Bumi Serpong Damai Tbk PT(a)	20,282,322	1,182,098
Ciputra Development Tbk PT	31,840,913	2,155,385
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	132,130,242	544,783
Pakuwon Jati Tbk PT	66,164,877	1,607,420
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Summarecon Agung Tbk PT	43,914,286	$1,379,791
		6,869,477
Specialty Retail — 1.1%
Ace Hardware Indonesia Tbk PT	28,848,779	1,458,543
Erajaya Swasembada Tbk PT	40,482,000	996,480
Map Aktif Adiperkasa PT	29,249,900	1,394,995
		3,850,018
Tobacco — 0.1%
Gudang Garam Tbk PT	319,200	367,326

Transportation Infrastructure — 0.7%
Astrindo Nusantara Infrastructure Tbk PT(a)	91,147,500	347,763
Jasa Marga Persero Tbk PT	7,454,908	2,192,890
		2,540,653
Wireless Telecommunication Services — 1.0%
Smartfren Telecom Tbk PT(a)	513,334,525	1,419,818
XL Axiata Tbk PT	15,505,000	2,204,095
		3,623,913

Total Long-Term Investments — 100.1%
(Cost: $500,685,579)		362,780,489

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(c)(d)	450,000	$450,000

Total Short-Term Securities — 0.1%
(Cost: $450,000)		450,000

Total Investments — 100.2%
(Cost: $501,135,579)		363,230,489

Liabilities in Excess of Other Assets — (0.2)%		(562,270)

Net Assets — 100.0%		$362,668,219

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$0	(a)	$—	$—	$—	$450,000	450,000	$13,889	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$95,381,273	$266,826,643	$572,573	$362,780,489
Short-Term Securities
Money Market Funds	450,000	—	—	450,000
	$95,831,273	$266,826,643	$572,573	$363,230,489

Portfolio Abbreviation

NVS	Non-Voting Shares

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